Other financial liabilities	12 Months Ended
Mar. 31, 2021
Other financial liabilities - current [Member]
Statement [line items]
Other financial liabilities
23.	Other financial liabilities – current
Other current financial liabilities consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Liability towards vehicles sold under repurchase arrangements	US$	495.6	Rs.	36,228.8	Rs.	44,833.8
Interest accrued but not due		219.3		16,032.3		12,855.3
Lease liabilities (Refer note 14)		111.3		8,140.0		8,141.8
Derivative financial instruments		331.0		24,201.8		42,805.9
Others		39.1		2,855.0		4,216.4

Total	US$	1,196.3	Rs.	87,457.9	Rs.	112,853.2

Other financial liabilities - non-current [Member]
Statement [line items]
Other financial liabilities
24.	Other financial liabilities – non-current
Other financial liabilities
non-current
consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Lease liabilities (Refer note 14)	US$	740.3	Rs.	54,120.6	Rs.	51,629.4
Derivative financial instruments		281.7		20,594.3		32,558.8
Liability towards employee separation scheme		18.1		1,326.7		758.3
Retention money, security deposits and others		49.8		3,642.5		5,267.7

Total	US$	1,089.9	Rs.	79,684.1	Rs.	90,214.2